S000028163 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	177 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%	2.33%
Performance Inception Date					Apr. 06, 2010
Bloomberg U.S. Mortgage Backed Securities (MBS) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.20%	(0.74%)	0.91%	1.81%
Performance Inception Date					Apr. 06, 2010
Class I
Prospectus [Line Items]
Average Annual Return, Percent		3.08%	(0.18%)	1.47%	3.76%
Performance Inception Date					Apr. 06, 2010
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.01%	(1.75%)	(0.12%)	1.85%
Performance Inception Date					Apr. 06, 2010
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.81%	(0.79%)	0.44%	2.13%
Performance Inception Date					Apr. 06, 2010
Class N
Prospectus [Line Items]
Average Annual Return, Percent		2.94%	(0.43%)	1.22%	3.50%
Performance Inception Date					Apr. 06, 2010
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.14%	(0.15%)	1.50%	3.78%
Performance Inception Date	[1]				Apr. 06, 2010

[1]	Class R6 shares were not available for purchase until July 31, 2019. The performance shown for Class R6 shares prior to that date is that of the Class I shares of the Fund, another class of the Fund that is invested in the same portfolio of securities as Class R6 shares. Annual returns of Class R6 shares would have differed from that shown for the period prior to July 31, 2019 only to the extent that Class R6 shares and Class I shares have different expenses.